UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       6/13/2003
--------------                      -----------                       ---------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            23
                                         ------------
Form 13F Information Table Value Total:  $104,363,608
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP            PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB PPTY CORP                  COM              00163T109  1271250   45000          Sole             Sole      0    0
AIR PRODS + CHEMS INC          COM              9158106     422586   10200          Sole             Sole      0    0
AMERICAN ELEC PWR INC          COM              25537101    457000   20000          Sole             Sole      0    0
AMERICAN INTL GROUP INC        COM              26874107    927188   18750          Sole             Sole      0    0
COCA COLA CO                   COM              191216100   364320    9000          Sole             Sole      0    0
CYTYC CORP                     COM              232946103   168462   12909          Sole             Sole      0    0
DUKE ENERGY CO                 COM STK NPV      264399106   334420   23000          Sole             Sole      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  1803642   70870          Sole             Sole      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107  1444200   60000          Sole             Sole      0    0
EXXON MOBIL CORP               COM              30231G102  1174320   33600          Sole             Sole      0    0
GANNETT INC                    COM              364730101   647956    9200          Sole             Sole      0    0
GENERAL ELEC CO                COM              369604103  1009800   39600          Sole             Sole      0    0
ISHARES TR                     RUSSELL 3000     464287689 85754900 1813000          Sole             Sole      0    0
                               INDEX FD
LAUDER ESTEE COS INC           CL A             518439104   507012   16700          Sole             Sole      0    0
MARSH + MCLENNAN COS INC       COM              571748102   221676    5200          Sole             Sole      0    0
MERCK + CO INC                 COM              589331107  1183248   21600          Sole             Sole      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   418880    5600          Sole             Sole      0    0
                               STANDARD +
                               POORS
PROLOGIS                       SH BEN INT       743410102  1899000   75000          Sole             Sole      0    0
SBC COMMUNICATIONS INC         COM              78387G103   781036   38935          Sole             Sole      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108  1400928   93333          Sole             Sole      0    0
VERIZON COMMUNICATIONS                          92343V104   626932   17735          Sole             Sole      0    0
WELLS FARGO + CO NEW           COM              949746101   485892   10800          Sole             Sole      0    0
WYETH                          COM              983024100  1058960   28000          Sole             Sole      0    0